SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of detailed information about changes in non-cash working capital [Table Text Block]
	Year ended	Year ended
	December 31, 2021	December 31, 2020
Accounts receivable and other assets	$1,493	$(1,993)
Accounts payable and accrued liabilities	(651)	2,290
Advances from joint venture partners	(808)	(310)
	$34	$(13)

Disclosure of interest paid and income tax [Table Text Block]
	December 31, 2021	December 31, 2020
Interest paid	$1,487	$-
Income taxes paid	-	-
	$1,487	$-